Note 7 - Leases - Future Commitments Under Long-term Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
2025, finance lease	$ 264
2025, operating lease	451
2025	715
2026, finance lease	239
2026, operating lease	427
2026	666
2027, finance lease	189
2027, operating lease	330
2027	519
2028, finance lease	152
2028, operating lease	224
2028	376
2029, finance lease	64
2029, operating lease	164
2029	228
Thereafter, finance lease	346
Thereafter, operating lease	0
Thereafter	346
Total lease payments, finance lease	1,254
Total lease payments, operating lease	1,596
Total lease payments	2,850
Less: imputed interest, finance lease	346
Less: imputed interest, operating lease	213
Less: imputed interest	559
Total, finance lease	908	$ 796
Operating Lease, Liability	1,383	1,270
Total	2,291
Less: current portion of obligations under leases, finance lease	201	198
Less: current portion of obligations under leases, operating lease	365	432
Less: current portion of obligations under leases	566
Long-term portion of obligations under leases, finance lease	707	598
Long-term portion of obligations under operating leases	1,018	$ 838
Long-term portion of obligations under leases	$ 1,725